Leases	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Leases

16. Leases

The Company leases office facilities and land use rights under operating lease agreements. Minimum lease payments under operating leases are recognized on a straight line basis over the term of the lease. Rent expense for operating leases for the years ended March 31, 2015, 2016 and 2017 was INR 44,169, INR 70,039 and INR 172,528 (US$ 2,660), respectively.

Future minimum lease payments under non-cancellable operating leases as of March 31, 2017 are:

Year ended March 31,	Amount (INR)	US$
Fiscal 2018	66,652	1,028
Fiscal 2019	66,796	1,030
Fiscal 2020	64,105	989
Fiscal 2021	66,262	1,022
Fiscal 2022	66,558	1,026
Thereafter	2,955,614	45,576

Total	3,285,987	50,671